Related Party Transactions - Balance Sheet Disclosure (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Assets	$ 21.2	$ 39.5	$ 24.2
Liabilities	8.2	536.7	517.9
ING V
Related Party Transaction [Line Items]
Assets	0.5	0.3	0.4
Liabilities	0.2	501.9	502.1
ING Group
Related Party Transaction [Line Items]
Assets	5.8	3.4	0.4
Liabilities	0.9	0.1
ING Bank N.V.
Related Party Transaction [Line Items]
Assets	10.3	33.6	13.7
Liabilities	5.1	33.6	14.7
Other
Related Party Transaction [Line Items]
Assets	4.6	2.2	9.7
Liabilities	$ 2.0	$ 1.1	$ 1.1